BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [line items]
Schedule of movement in debt securities
	Six-month period ended June 30, 2024 US$000	Year ended December 31, 2024 US$000
Balance at start of period	(72,391)	(40,109)
Cash drawdown	(6,000)	(30,500)
Loan origination costs	299	325
Derivative financial asset at date of issue	-	(28)
Accretion interest	(1,373)	(2,355)
Payment-in-kind (PIK) Interest	(5,320)	(3,291)
EIR Catch up adjustment	1,142	3,567

Balance at end of period	(83,643)	(72,391)

Schedule of movement in the derivative financial asset
US$000
Balance at January 1, 2025	166
Event driven movement in derivative financial asset	-
Fair value adjustments in the period	(99)
Non-current asset at June 30, 2025	67

Senior Secured Term Loan & 7-year Convertible Note [Member]
Disclosure of detailed information about borrowings [line items]
Schedule of movement in the derivative financial asset
US$000
Balance at January 1, 2025	(1,658)
Event driven movement in derivative financial liability	-
Fair value adjustments in the period	544
Non-current liability at June 30, 2025	(1,114)

7-year Convertible Note [Member]
Disclosure of detailed information about borrowings [line items]
Schedule of movement in the derivative financial asset
	Six-month period ended June 30, 2025 US$000	Year ended December 31, 2024 US$000
Balance at start of period	(15,401)	(14,542)
Accretion interest	(456)	(859)
Balance at end of period	(15,857)	(15,401)

Exchangeable Notes [Member]
Disclosure of detailed information about borrowings [line items]
Schedule of movement in the derivative financial liability
	Six-month period ended June 30, 2025 US$000	Year ended December 31, 2024 US$000
Balance at start of period	(210)	(210)

Balance at end of period	(210)	(210)